ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 48,483	$ 45,097				$ 53,415
Allowance for doubtful accounts	(428)	(559)				(532)
Accounts receivable, net	$ 48,055	$ 44,538	$ 41,712	$ 51,044	$ 57,439	$ 51,615	$ 52,895	$ 47,841	$ 42,358